SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
  The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Going concern
(b)	Going concern

The Group incurred operating losses and had negative operating cash flows and may continue to generate negative cash flows as the Group implements its business plan for 2019. There can be no assurance that the continuing efforts to execute the business plan will be successful and that the Group will be able to continue as a going concern.

The Group incurred losses from operations of $178,804 and $48,752 for the years ended December 31, 2017 and 2018. As of December 31, 2018, the Group had accumulated deficit of $262,415. The Group had negative cash flows from operating activities for the years ended December 31, 2017 and 2018, the net cash used in operating activities was $58,570 and $19,774 for the years ended December 31, 2017 and 2018. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of bank loan, financing by way of private placements, friends, family and business associates and management financial support. The Group will focus on the following activities:

1. The Company plans to strengthen the air Wi-Fi business to drive its revenues and bring in cash from operation;

2. The Company is focusing on improving operation efficiency and cost reduction to standardize operations, enhance internal controls, and create synergy of the Company’s resources;

3. The Company has also acquired the financial support letter from Mr. Man Guo and Mr. Qing Xu, who have expressed the willingness and intention to provide the necessary financial support to the Company, so as to enable the Company to meet its liabilities as and when it falls due and to carry on its business without a significant curtailment of operations for the next 12 months from the issuance date of this report.

As a result, management prepared the consolidated financial statements assuming the Company will continue as a going concern. As described above, the Company has a significant working capital deficiency, has incurred significant losses and needs to raise additional funds to meet its obligations and sustain its operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. Management's plans in regard to these matters are also described above. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of consolidation
(c)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Discontinued operations
(d)	Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total non-current liabilities are presented separately on the consolidated balance sheets. In
2018,
the group ceased gas station media business and on long-haul bus Wi-Fi business, and scaled down the on-train Wi-Fi business. As these three businesses individually or in aggregate have no major effect on the Group’s financial positions, operation and financial result, the cease of these businesses does not qualify as discontinued operations.

Use of estimates
(e)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of long-lived assets, share-based compensation and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Significant risks and uncertainties
(f)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: net losses in the past and futures; failure in launching new business; a significant or prolonged economic downturn; contraction in the air travel advertising industry in China; competition from other competitors; regulatory or other PRC related factors; fluctuations in the demand for air travel; past and future acquisitions; failure to maintain an effective system of internal control over financial reporting and effective disclosure controls and procedures; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks associated with the Group's growth strategies; and general risks associated with the industry.

Fair value
(g)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments
(h)	Fair value of financial instruments

The Group's financial instruments include cash, accounts receivable, amount due from related parties, accounts payable and amount due to shareholders. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2017 and 2018.

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include equity investment and long-lived asset based on level 2 or 3 inputs.

Cash and cash equivalents
(i)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash
(j)	Restricted cash
  Restricted cash relates to amount required by the bank as frozen accounts by Court mainly due to the litigation as disclosed in Note 23.

Property and equipment, net
(k)	Property and equipment , net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Wi-Fi	5 years
Furniture and fixture	5years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Buildings	40 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Costs of repairs and maintenance are expensed as incurred and asset improvements that extend the useful life are capitalized. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated income statement. When property and equipment are retired or otherwise disposed of the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

Impairment of long-lived assets
(l)	Impairment of long-lived assets

Long-lived assets held and used by the Group are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technology, economy or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, relief from royalty income approach, quoted market values and third-party independent appraisals, as considered necessary.

The Group makes various assumptions and estimates regarding estimated future cash flows and other factors in determining the fair values of the respective assets. The assumptions and estimates used to determine future values and remaining useful lives of long-lived assets are complex and subjective. They can be affected by various factors, including external factors such as industry and economic trends, and internal factors such as the Group’s business strategy and its forecasts for specific market expansion.

Long-term investments
(m)	Long-term investments

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. All equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. For equity investments that do not have readily determinable fair values the Group measures the equity investment at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Group.

Impairment for long-term investments

The Group assesses its long-term investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. Other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s carrying value over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of such investment.

Revenue recognition
(n)	Revenue recognition

On January 1, 2018, the Group adopted ASC Topic 606, “Revenue from Contracts with Customers”, applying the modified retrospective method. The adoption did not result in a material adjustment to the accumulated deficit as of January 1, 2018.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s contract with customers do not include multiple performance obligations, significant financing component and any variable consideration.

The Group is a principal as it controls the specified good or service before that good or service is transferred to a customer. The Group is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before the specified good or service has been transferred to a customer and has discretion in establishing the price for the specified good or service.

Generally, the Group recognizes revenue under ASC Topic 606 for each type of its performance obligation either over time (generally, the transfer of a service) or at a point in time (generally, the transfer of content) as follows:

The Group's revenues are derived from selling advertising time slots on the Group's advertising networks. For the years ended December 31, 2016, 2017 and 2018, the advertising revenues were generated from air travel media network including TV-attached digital frames in airports, digital TV screens in airports, digital TV screens on airlines, gas station media network and other media network such as on-train and on long-haul bus Wi-Fi.

Revenue by service categories

	For the years ended December 31,
	2016	2017	2018
Revenues from operations:

Air Travel Media Network	$12,178	$18,702	$22,212
Gas Station Media Network	4,009	4,093	413
Other Media	410	1,533	2,151
	$16,597	$24,328	$24,776

Air Travel Media Network:
Through air travel media network, revenues were generated from digital frames in airports in the form of TV-attached digital frames, digital TV screens in airports, digital TV screens on airplanes. There are also other revenues in air travel mainly include revenues from the display of media contents in air travel. For the advertising business, the Group typically signs standard contracts with its advertising clients, who require the Group to run the advertiser's advertisements on the Group's network in airports, airlines for a period of time which is the only performance obligation for a fixed price agreed in the contracts without variable considerations. The Group recognizes advertising revenues ratably over the service period for which the advertisements are displayed, so long as collection remains probable. For the program display business, the Group typically signs standard contracts with the customer who has the copyright of movies or TV programs and requires the Group to play the program on the Group's digital TV screens on airlines for a period of time which is the only performance obligation for a fixed price agreed in the contract. The Group recognizes program display revenues ratably over the performance period for which the program is played, so long as collection remains probable.

Gas Station Media Network:
Through gas station media network, the Group sells advertising time slots through digital TV screens in gas stations which is the only performance obligation included in the contracts. The Group signs fixed fee contracts with the end customers or agencies for a specified period. The revenue is recognized on a straight-line basis over the specified period. This business is ceased in
2018
and no revenue will be generated from gas station in following years.

Other Media:
Through other media network such as on-train and on long-haul bus Wi-Fi, the Group provides Wechat public account promotion through Wi-Fi network and advertising and promotion articles publishing on both self-owned and third parties’ public accounts. Wechat public account is an application account applied by individual, business or enterprise on the Wechat Public Platform through which communication and interaction with specific groups of words, pictures, voice and video can be achieved. For the public account promotion business, the passengers in the trains could connect to Wi-Fi for free via the Group's Wi-Fi equipment after registered as a member to that public account as a follower in WeChat. The Group charges a fix rate per new member and collects service fee from the client who owns the public accounts. The Group typically signs standard contracts with its clients, who require the Group to promote their public accounts which is the only performance obligation defined in the contracts, and recognizes public account promotion revenue by the quantities of members over the performance period multiplied by unit price defined in the contract. For the advertising and promotion articles publishing business, the group has developed a public accounts pool which have already accumulated hundreds and thousands of registered users (there are both self-owned and third parties’ public accounts). The Group typically signs standard contracts with its clients, who require the Group to publish advertising articles on the public accounts to take advantage of the existing users and recognizes advertising revenues by numbers of articles published on public accounts and the unit price that defined in the contract which differs on the basis of user numbers of selected public accounts.

Deferred revenue

Prepayments from customers for advertising service are deferred when corresponding performance obligation is not satisfied and recognized as revenue when the advertising services are rendered. The balance of deferred revenue as of December 31, 2018 is $1,995, the majority of which is $1,139 for the unsatisfied performance obligation with two customers with contracts amount of $5,672.

Nonmonetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. There were no revenue recognized for nonmonetary transactions for the years ended December 31, 2016, 2017 and 2018. No direct costs are attributable to the revenues.

Value Added Tax ("VAT")
(o)	Value Added Tax ("VAT")

The Company's PRC subsidiaries are subject to value-added taxes at a rate of 6% on revenues from advertising services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account as input VAT receivable or other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC, including Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Also a circular issued in May 2013 provided that such VAT pilot program is rolled out nationwide since August 2013. Since then, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. The Company’s gross revenue is presented net of VAT.

Concession fees
(p)	Concession fees

The Group enters concession right agreements with vendors such as airlines, railway bureaus and petroleum companies, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airlines and railway bureaus are fixed with escalation, which means a fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three to five years.

The fee structure of the concession right agreement with the petroleum companies is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment, if any, based on negotiation with the petroleum company.

In 2018, the Group ceased our long-haul buses Wi-Fi service operations and gas station media services, and scaled down operations in providing Wi-Fi services on trains. The concession fees due to the petroleum companies will be settled by providing equipment and future free service. Other prepaid concession fees made to railway bureaus are returned or to be returned in the future.

Agency fees and Advertisement Publishing Fees
(q)	Agency fees and Advertisement Publishing Fees

The Group pays fees to advertising agencies for identifying and introducing advertisers to the Group and assisting in advertisement publishing based on a certain percentage of revenues made through the advertisement agencies upon receipt of payment from advertisers. The agency fees and advertisement publishing fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertisement is displayed. Prepaid and accrued agency fees and advertisement publishing fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided.

Operating leases
(r)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs
(s)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $720, $1,209 and $623 for the years ended December 31, 2016, 2017 and 2018, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation
(t)	Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes
(u)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax expense. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.
In 2018, the Group incurred penalties of
$4,324
related to underpayment or delayed payment for income tax expense of previous years. The tax penalty of $2,664 is charged for one-year delay of income tax payment of 2015 rising from the gain on transferring
75%
 equity of AM Advertising and the tax penalty of $1,660 is charged for the unpaid income tax expense of 2016 for the deduction of bad debt allowance from taxable income before tax without chasing up for debt and filing a special declaration of loss in asset. As of December 31, 2018, all the penalties have been paid off. For the transferring
20.32%
equity of AM Advertising of which the industrial and commercial registration procedure was completed in December 2018, the Group has filed this equity transaction in the first quarter tax return filling in early 2019. For the deduction of bad allowance, the inspection method has been changed from filing a declaration to reporting the loss by taxpayer. Hence, the Group did not have any material outstanding interest or penalties associated with tax positions nor did the Group have any significant unrecognized uncertain tax positions. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Group is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Share-based payments
(v)	Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options on the measurement date as of each reporting date, with a corresponding impact reflected in additional paid-in capital.

Comprehensive loss
(w)	Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments and is presented net of tax. The tax effect is nil for the three years ended December 31, 2016, 2017 and 2018 in the consolidated statements of comprehensive loss.

Allowance of doubtful accounts
(x)	Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally does not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amounts of receivables ultimately not collected by the Group have generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients' financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

Concentration of credit risk
(y)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality in China. There are two customers accounting for 10% or more of total revenue as of December 31, 2018, and there is one customer accounting for
10%
of total revenue as of December 31, 2017. There is a customer accounting for
10%
or more of total accounts receivables as of December 31, 2018, and there is no customer accounting for
10%
or more of total accounts receivables as of December 31, 2017.

Net loss per share
(z)	Net loss per share

Basic net loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net loss reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses, as their effect would be anti-dilutive.

Government subsidies
(aa)	Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received without future performance requirement. The recognized government subsidies as other income are $86, nil and $10 for the years ended December 31, 2016, 2017 and 2018, respectively.

Recent issued accounting standards
(bb)	Recent issued accounting standards

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU No. 2018-10 and No. 2018-11, Leases (ASC 842). ASU 2018-10 provides narrow amendments that clarify how to apply certain aspects of the guidance in ASU 2016-02. ASU 2018-11 provides entities with an option of an additional transition method, by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. It also provides lessors an option to not separate lease and non-lease components when certain criteria are met. In December 2018, the FASB issued ASU No. 2018-20, Leases (Topic 842), Narrow-Scope Improvements for Lessors, which clarifies the accounting by lessors for taxes collected from lessees, certain lessor costs either paid by lessees directly to third parties or paid by the lessor and reimbursed by the lessee, and variable payments received by lessors for contracts with lease and non-lease components. In March 2019, the FASB issued ASU 2019-01, Codification Improvements, which clarifies certain aspects of the new lease standard. The Group adopted the amendments in these ASUs on January 1, 2019 using the additional modified retrospective transition method provided by ASU No. 2018-11. The adoption did not result in a material adjustment to the Group’s accumulated deficit as of January 1, 2019. Based on the Group’s current office space lease agreements as of December 31, 2018, the remaining balances of the right-of-use asset and related lease payment liability are $2,772 and $2,766, respectively, under modified retrospective approach review.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. For public entities, the amendments in these ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Group is currently evaluating this statement and its impact on its results of operations or financial position.

In February 2018, the FASB issued ASU 2018-02, Income Statement Reporting Comprehensive Income (Topic 220). The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this Update also require certain disclosures about stranded tax effects. Public business entities should apply the amendments in ASU 2018-02 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Group has completed the assessment of the adoption of this guidance on its consolidated financial statements, the adoption of this guidance will not have a material impact on its consolidated financial statements
.

In
February 2018
, the FASB issued guidance to address the income tax accounting treatment of the tax effects within other comprehensive income due to the enactment of the Tax Cuts and Jobs Act (the “Tax Act”). This guidance allows entities to elect to reclassify the tax effects of the change in the income tax rates from other comprehensive income to retained earnings. The guidance is effective for periods beginning after
December 15, 2018
although early adoption is permitted. In
March 2018
, the FASB issued ASU No.
2018
-
05
, Income Tax (Topic
740)
- Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No.
118
. This update adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No.
118
, which expresses the view of the staff regarding application of Topic
740
, Income Taxes, in the reporting period that includes
December 22, 2017
- the date on which the Tax Act was signed into law. The Group has completed the assessment of the adoption of this guidance on its consolidated financial statements, the adoption of this guidance will not have a material impact on its consolidated financial statements.

In June, 2018, the FASB issued ASU No. 2018-07 to provide guidance to reduce cost and complexity and to improve financial reporting for share-based payments issued to nonemployees (for example, service providers, external legal counsel, suppliers, etc.). The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Group has completed the assessment of the adoption of this guidance on its consolidated financial statements, the adoption of this guidance will not have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect the adoption of these amendments to have a material impact on our consolidated financial position and results of operations.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. ASU 2018-17 expands the accounting alternative that allows private companies the election not to apply the variable interest entity guidance to qualifying common control leasing arrangements. ASU 2018-17 broadens the scope of the private company alternative to include all common control arrangements that meet specific criteria (not just leasing arrangements). ASU 2018-17 also eliminates the requirement that entities consider indirect interests held through related parties under common control in their entirety when assessing whether a decision-making fee is a variable interest. Instead, the reporting entity will consider such indirect interests on a proportionate basis. The amendments are effective for public business entities for fiscal years ending after December 15, 2019. Early adoption is permitted. The Group is currently assessing the timing and impact of adopting the updated provisions to its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, and are not expected to have a significant impact on the Group’s consolidated results of operations or financial position.